COVER	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42394
Registrant Name	Sunrise Communications AG
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Thurgauerstrasse 101b
Entity Address, Postal Zip Code	8152
Entity Address, City or Town	Glattpark (Opfikon)
Entity Address, Country	CH
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Central Index Key	0002021938
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Voluntary Filers	No
Business Contact
Document Information [Line Items]
Contact Personnel Name	Marcel Huber
Entity Address, Address Line One	Thurgauerstrasse 101b
Entity Address, Postal Zip Code	8152
Entity Address, City or Town	Glattpark (Opfikon)
Entity Address, Country	CH
Country Region	41
Local Phone Number	58 777 76 66
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares each representing one Class A common share, nominal value CHF 0.1 per share (Namenaktien)
Trading Symbol	SNRE
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A common shares, nominal value CHF 0.1 per share (Namenaktien)
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	69,759,702
Class B Shares with Privileged Voting Rights
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	25,977,316